INCOME TAXES: (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income (loss) from continuing operations before income taxes
United States	$ 38.8	$ (19.0)	$ (80.3)
Foreign	417.3	223.5	90.5
Income from continuing operations before taxes	456.1	204.5	10.2
Current income tax expense:
Federal	0.3	(3.8)	0.1
State	0.5	(0.8)	0.3
Foreign	97.3	41.2	29.7
Current income tax expense	98.1	36.6	30.1
Deferred income tax expense:
Federal	0.6	(66.7)	6.2
State	(0.6)	(3.2)	0.2
Foreign	26.3	16.7	(18.6)
Deferred income tax expense	26.3	(53.2)	(12.2)
Allocation from discontinued operations:
Federal		(7.3)	(6.5)
State		(0.3)	(0.3)
Allocation from discontinued operations		(7.6)	(6.8)
Allocation from other comprehensive income:
Federal		(0.4)	(1.4)
Total provision (benefit) for taxes	124.4	(24.6)	9.7
Income tax provision from continuing operations reflecting an allocation from discontinued operations and other comprehensive income		8.0	8.2
Current deferred income tax assets, net:
Allowance for doubtful accounts	0.8	0.6
Restructuring	0.8	0.7
Derivative instruments, current	0.1	6.6
Other current reserves and accruals	8.3	9.5
Tax loss carryforwards and credits		77.0
Valuation allowance	(3.6)	(14.4)
Total current deferred income tax assets, net	6.4	80.0
Noncurrent deferred income tax assets:
Investment basis difference	70.8	52.2
Pension and postretirement benefits	71.2	56.1
Tax loss carryforwards and credits	160.5	86.8
Other noncurrent reserves and accruals	26.3	21.1
Foreign exchange on debt	9.3	13.2
Derivative instruments, noncurrent	0.7	0.3
Other	0.3	0.3
Valuation allowance	(178.2)	(66.7)
Total noncurrent deferred income tax assets	160.9	163.3
Noncurrent deferred income tax liabilities:
Goodwill and other intangibles	(96.4)	(93.3)
Property, plant and equipment	(131.7)	(129.5)
Total noncurrent deferred income tax liabilities	(228.1)	(222.8)
Net deferred income tax liability	$ (60.8)	$ 20.5